Document and Entity Information	12 Months Ended
Aug. 28, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Apr 30, 2013
Registrant Name	COMSTOCK FUNDS INC
Central Index Key	0000830779
Amendment Flag	false
Document Creation Date	Aug 28, 2013
Document Effective Date	Aug 28, 2013
Prospectus Date	Aug 28, 2013

COMSTOCK CAPITAL VALUE FUND, Class A, C and R Shares | COMSTOCK CAPITAL VALUE FUND
SUMMARY OF THE FUND
Investment Objective
The Fund seeks to maximize total return, consisting of capital appreciation and current income.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A Shares if you or your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Gabelli family of mutual funds. More Information about these and other discounts is available from your financial professional and in the “Classes of Shares” section on page 12 of the Prospectus.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees COMSTOCK CAPITAL VALUE FUND, Class A, C and R Shares COMSTOCK CAPITAL VALUE FUND	Class A Shares	Class C Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	none	none	none
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)	2.00%	2.00%	2.00%
Exchange Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses COMSTOCK CAPITAL VALUE FUND, Class A, C and R Shares COMSTOCK CAPITAL VALUE FUND	Class A Shares	Class C Shares	Class R Shares
Management Fees	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	1.00%	none
Other Expenses	1.62%	1.62%	1.62%
Dividend Expense on Securities Sold Short	1.04%	1.04%	1.04%
All Additional Other Expenses	0.58%	0.58%	0.58%
Total Annual Fund Operating Expenses	2.87%	3.62%	2.62%

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example COMSTOCK CAPITAL VALUE FUND, Class A, C and R Shares COMSTOCK CAPITAL VALUE FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	848	1,413	2,001	3,586
Class C Shares	464	1,109	1,873	3,880
Class R Shares	265	814	1,390	2,954

You would pay the following expenses if you did not redeem your shares of the Fund:
Expense Example, No Redemption COMSTOCK CAPITAL VALUE FUND, Class A, C and R Shares COMSTOCK CAPITAL VALUE FUND (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	848	1,413	2,001	3,586
Class C Shares	364	1,109	1,873	3,880
Class R Shares	265	814	1,390	2,954

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 246% of the average value of its portfolio.
Principal Investment Strategies
The Fund follows a value oriented strategy and seeks to achieve its investment objective by investing in equity and debt securities, money market instruments, and derivatives. The Fund may invest in, and may shift frequently among, a wide range of asset classes and market sectors. Thus, during the course of a business cycle, for example, the Fund may invest solely in equity securities, debt securities, or money market instruments, or in a combination of these classes of investments. As a result, Gabelli Funds, LLC, (the “Adviser”) has considerable flexibility in selecting the types of investments and market sectors for investment of the Fund’s assets and is not required to maintain any minimum portion of the Fund’s assets in any particular asset class. The Fund may use either long or short positions in pursuit of its objective. The Fund’s investment performance will depend in large part on the asset allocation selected by the portfolio managers. For each asset class, the Adviser uses a valuation approach to investing by examining the overall economic picture, the characteristics of individual securities and historical market information and technical analysis to determine securities which it believes are overvalued or undervalued.

As of the date of this prospectus, the portfolio managers view the U.S. equity markets as overvalued by most traditional measures and have positioned the Fund to seek profits from a major U.S. equity market decline through a variety of investment practices, including puts and short sales, together with its investments in short-term fixed-income securities. As presently positioned, in the event that U.S. equity markets do not experience a significant decline, the Fund can be expected to underperform other funds that are not similarly positioned for a bear market. The Fund is, however, flexibly managed and the Adviser may, without prior notice to shareholders, change the Fund’s asset positioning quickly and decisively.

The equity securities in which the Fund invests include common and preferred stock (including convertible preferred stock), warrants, and depository receipts. There is no restriction on the market capitalization of the Fund’s equity securities. The debt securities in which the Fund may invest include: U.S. corporate debt, U.S. government and agency debt, and foreign sovereign and other debt securities (including debt securities from emerging market issuers). The Fund may invest up to 65% of its assets in equity and debt securities of foreign issuers, including those in emerging markets. The Fund may also invest in debt securities convertible into shares of common stock. The Fund’s debt securities may have fixed, floating, or variable rates of interest.

The Fund may invest without limit in high yield debt securities (commonly referred to as “junk bonds”), but currently intends to limit such investments to 35% of its assets. High yield debt securities are those rated “Ba” or lower by Moody’s Investors Service, Inc. (“Moody’s”), or “BB” or lower by Standard & Poor’s Rating Services, a division of McGraw-Hill Companies (“S&P”). There is no restriction on the maturity of the Fund’s portfolio or on any individual debt security in the Fund’s portfolio. The Adviser may adjust the average maturity according to actual or anticipated changes in the market.

The Fund may invest in high quality domestic and foreign money market instruments, and may enter into repurchase agreements. In addition, when the Adviser determines that a temporary defensive position is advisable or to meet anticipated redemption requests, the Fund may invest without limit in short-term debt obligations, such as commercial paper, bank obligations, and U.S. Treasury bills.

The Fund may make short sales, which are transactions in which the Fund sells a security it does not own, with the expectation that the security’s value will decline. To complete a short sale, the Fund must borrow the security to make delivery, and then replace the security by purchasing it. The total market value of all of the Fund’s short sales may not exceed 50% of the value of the Fund’s net assets. In addition, the Fund’s short sales of the securities of any single issuer listed on a national securities exchange may not exceed 5% of the value of the Fund’s net assets, and the Fund may not sell short more than 5% of the outstanding securities of a single class of securities of an issuer. The Fund may enter into short sales of securities the Fund owns, but such sales cannot exceed 15% of the value of the Fund’s net assets. The Fund’s compliance with these limitations is calculated at the time a transaction is effected.

The Fund intends to invest in derivatives, which are financial instruments whose value is based on another security, an index of securities or market changes, or exchange rate movements. The Fund may use derivatives to hedge various market risks. Derivative strategies the Fund may use include writing covered call or put options or purchasing put and call options on securities, foreign currencies, or stock indices. The Fund may also purchase or sell stock index futures contracts or interest rate futures contracts and may enter into interest rate or forward currency transactions. In addition, the Fund may purchase futures and options on futures and may purchase options on securities or securities indices for speculative purposes in order to increase the Fund’s income or gain. The Fund may enter into futures contracts and options on futures for speculative purposes if, immediately thereafter, the sum of the amount of its initial margin on futures contracts and premiums on options on futures would not exceed 5% of the liquidation value of the Fund’s portfolio, provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating this 5% limitation. In addition to the preceding limitation, the value of all uncovered put and call options held by the Fund cannot exceed 10% of the Fund’s net assets. The Fund may not write covered call and put option contracts in excess of 20% of its net assets. The Fund’s compliance with these limitations is only calculated at the time any new position is added, with the result that the limitations may be exceeded if derivative positions held by the Fund appreciate.

You may want to invest in the Fund if:
  you are pursuing a long term investment goal
  you are seeking current income and appreciation of capital you are seeking to preserve assets in “down” markets
  you are seeking a fund with a flexible investment strategy that can invest in either equity or debt securities as part of your overall investment strategy you are able to tolerate the risks associated with significant investments in foreign securities, high-yield bonds, derivatives, and convertible securities

Principal Risks
An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. When you sell Fund shares, they may be worth more or less than what you paid for them.

Investing in the Fund involves the following risks:
  Equity Risk.    Equity risk is the risk that the prices of the securities held by the Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer companies’ particular circumstances.
  Management Risk.    If the portfolio managers are incorrect in their assessment of the growth prospects of the securities the Fund holds, then the value of the Fund’s shares may decline.
  Foreign Securities Risk.    A fund that invests outside the United States carries additional risks that include:
  Currency Risk.    Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.
  Information Risk.    Key information about an issuer, security, or market may be inaccurate or unavailable.
  Political Risk.    Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry.
  Access Risk.    The risk that some countries may restrict the Fund’s access to investments or offer terms that are less advantageous than those for local investors.
  Liquidity Risk.    Foreign securities are sometimes less liquid than securities of comparably sized U.S. issuers.
  Emerging Markets.    The above listed foreign securities risks are more pronounced in the securities of companies located in emerging markets.
  Debt Securities Risk.    To the extent the Fund’s assets are invested in debt securities, the Fund is subject to credit risk and interest rate risk. When interest rates rise, the value of the debt securities in the Fund’s portfolio generally declines. Debt securities with longer maturities are more sensitive to interest rate risk than shorter term debt securities. Credit risk is the risk that the issuer of a debt security may not be able to pay principal and interest payments on time.
  High Yield Securities Risk.    High yield securities may have fewer protective provisions and are generally riskier and less liquid than higher rated securities. Issuers of these securities may have difficulty making principal and interest payments when due in the event of a downturn in the economy or unanticipated corporate developments.
  Convertible Securities Risk.    Convertible securities provide higher yields than the underlying common stock, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock.
  Short Sale Risk.    If the price of a security sold “short” by the Fund increases between the date of the short sale and the date on which the Fund replaces the borrowed security, the Fund will incur a loss.
  Derivatives Risk.    Derivatives may be riskier than other types of investments because they may respond more to changes in economic conditions than other investments.
  Portfolio Turnover Risk.    High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions, or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Such sales may also result in adverse tax consequences to the Fund’s shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Performance
The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.
COMSTOCK CAPITAL VALUE FUND (Total Returns for Class A Shares for the Years Ended December 31)

Sales loads are not reflected in the above chart. If sales loads were reflected, the Fund’s returns would be less than those shown.

During the years shown in the bar chart, the highest return for Class A Shares for a quarter was 32.13% (quarter ended December 31, 2008) and the lowest return for a quarter was (16.63)% (quarter ended June 30, 2003).

Year to date total return for the six months ended June 30, 2013, was (10.95)%.
Average Annual Total Returns (for the periods ended December 31, 2012, with maximum sales charge, if applicable)
Average Annual Total Returns COMSTOCK CAPITAL VALUE FUND, Class A, C and R Shares COMSTOCK CAPITAL VALUE FUND	Past One Year	Past Five Years	Past Ten Years	Inception Date
Class A Shares	(26.22%)	(9.66%)	(11.35%)	Oct 10, 1985
Class A Shares Return After Taxes on Distributions	(26.22%)	(9.66%)	(11.62%)	Oct 10, 1985
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	(17.12%)	(7.93%)	(8.73%)	Oct 10, 1985
Class C Shares	(22.97%)	(9.26%)	(11.49%)	Aug 22, 1995
Class R Shares	(21.59%)	(8.42%)	(10.62%)	Aug 22, 1995
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” and “Return After Taxes on Distributions” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”). After-tax returns are shown only for Class A Shares. After-tax returns for other classes will vary due to the differences in expenses.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COMSTOCK FUNDS INC
Prospectus Date	rr_ProspectusDate	Aug 28, 2013
COMSTOCK CAPITAL VALUE FUND, Class A, C and R Shares | COMSTOCK CAPITAL VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY OF THE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize total return, consisting of capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A Shares if you or your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Gabelli family of mutual funds. More Information about these and other discounts is available from your financial professional and in the “Classes of Shares” section on page 12 of the Prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 246% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	246.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A Shares if you or your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Gabelli family of mutual funds. More Information about these and other discounts is available from your financial professional and in the “Classes of Shares” section on page 12 of the Prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares of the Fund:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund follows a value oriented strategy and seeks to achieve its investment objective by investing in equity and debt securities, money market instruments, and derivatives. The Fund may invest in, and may shift frequently among, a wide range of asset classes and market sectors. Thus, during the course of a business cycle, for example, the Fund may invest solely in equity securities, debt securities, or money market instruments, or in a combination of these classes of investments. As a result, Gabelli Funds, LLC, (the “Adviser”) has considerable flexibility in selecting the types of investments and market sectors for investment of the Fund’s assets and is not required to maintain any minimum portion of the Fund’s assets in any particular asset class. The Fund may use either long or short positions in pursuit of its objective. The Fund’s investment performance will depend in large part on the asset allocation selected by the portfolio managers. For each asset class, the Adviser uses a valuation approach to investing by examining the overall economic picture, the characteristics of individual securities and historical market information and technical analysis to determine securities which it believes are overvalued or undervalued.

As of the date of this prospectus, the portfolio managers view the U.S. equity markets as overvalued by most traditional measures and have positioned the Fund to seek profits from a major U.S. equity market decline through a variety of investment practices, including puts and short sales, together with its investments in short-term fixed-income securities. As presently positioned, in the event that U.S. equity markets do not experience a significant decline, the Fund can be expected to underperform other funds that are not similarly positioned for a bear market. The Fund is, however, flexibly managed and the Adviser may, without prior notice to shareholders, change the Fund’s asset positioning quickly and decisively.

The equity securities in which the Fund invests include common and preferred stock (including convertible preferred stock), warrants, and depository receipts. There is no restriction on the market capitalization of the Fund’s equity securities. The debt securities in which the Fund may invest include: U.S. corporate debt, U.S. government and agency debt, and foreign sovereign and other debt securities (including debt securities from emerging market issuers). The Fund may invest up to 65% of its assets in equity and debt securities of foreign issuers, including those in emerging markets. The Fund may also invest in debt securities convertible into shares of common stock. The Fund’s debt securities may have fixed, floating, or variable rates of interest.

The Fund may invest without limit in high yield debt securities (commonly referred to as “junk bonds”), but currently intends to limit such investments to 35% of its assets. High yield debt securities are those rated “Ba” or lower by Moody’s Investors Service, Inc. (“Moody’s”), or “BB” or lower by Standard & Poor’s Rating Services, a division of McGraw-Hill Companies (“S&P”). There is no restriction on the maturity of the Fund’s portfolio or on any individual debt security in the Fund’s portfolio. The Adviser may adjust the average maturity according to actual or anticipated changes in the market.

The Fund may invest in high quality domestic and foreign money market instruments, and may enter into repurchase agreements. In addition, when the Adviser determines that a temporary defensive position is advisable or to meet anticipated redemption requests, the Fund may invest without limit in short-term debt obligations, such as commercial paper, bank obligations, and U.S. Treasury bills.

The Fund may make short sales, which are transactions in which the Fund sells a security it does not own, with the expectation that the security’s value will decline. To complete a short sale, the Fund must borrow the security to make delivery, and then replace the security by purchasing it. The total market value of all of the Fund’s short sales may not exceed 50% of the value of the Fund’s net assets. In addition, the Fund’s short sales of the securities of any single issuer listed on a national securities exchange may not exceed 5% of the value of the Fund’s net assets, and the Fund may not sell short more than 5% of the outstanding securities of a single class of securities of an issuer. The Fund may enter into short sales of securities the Fund owns, but such sales cannot exceed 15% of the value of the Fund’s net assets. The Fund’s compliance with these limitations is calculated at the time a transaction is effected.

The Fund intends to invest in derivatives, which are financial instruments whose value is based on another security, an index of securities or market changes, or exchange rate movements. The Fund may use derivatives to hedge various market risks. Derivative strategies the Fund may use include writing covered call or put options or purchasing put and call options on securities, foreign currencies, or stock indices. The Fund may also purchase or sell stock index futures contracts or interest rate futures contracts and may enter into interest rate or forward currency transactions. In addition, the Fund may purchase futures and options on futures and may purchase options on securities or securities indices for speculative purposes in order to increase the Fund’s income or gain. The Fund may enter into futures contracts and options on futures for speculative purposes if, immediately thereafter, the sum of the amount of its initial margin on futures contracts and premiums on options on futures would not exceed 5% of the liquidation value of the Fund’s portfolio, provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating this 5% limitation. In addition to the preceding limitation, the value of all uncovered put and call options held by the Fund cannot exceed 10% of the Fund’s net assets. The Fund may not write covered call and put option contracts in excess of 20% of its net assets. The Fund’s compliance with these limitations is only calculated at the time any new position is added, with the result that the limitations may be exceeded if derivative positions held by the Fund appreciate.

You may want to invest in the Fund if:
  you are pursuing a long term investment goal
  you are seeking current income and appreciation of capital you are seeking to preserve assets in “down” markets
  you are seeking a fund with a flexible investment strategy that can invest in either equity or debt securities as part of your overall investment strategy you are able to tolerate the risks associated with significant investments in foreign securities, high-yield bonds, derivatives, and convertible securities

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. When you sell Fund shares, they may be worth more or less than what you paid for them.

Investing in the Fund involves the following risks:
  Equity Risk.    Equity risk is the risk that the prices of the securities held by the Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer companies’ particular circumstances.
  Management Risk.    If the portfolio managers are incorrect in their assessment of the growth prospects of the securities the Fund holds, then the value of the Fund’s shares may decline.
  Foreign Securities Risk.    A fund that invests outside the United States carries additional risks that include:
  Currency Risk.    Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.
  Information Risk.    Key information about an issuer, security, or market may be inaccurate or unavailable.
  Political Risk.    Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry.
  Access Risk.    The risk that some countries may restrict the Fund’s access to investments or offer terms that are less advantageous than those for local investors.
  Liquidity Risk.    Foreign securities are sometimes less liquid than securities of comparably sized U.S. issuers.
  Emerging Markets.    The above listed foreign securities risks are more pronounced in the securities of companies located in emerging markets.
  Debt Securities Risk.    To the extent the Fund’s assets are invested in debt securities, the Fund is subject to credit risk and interest rate risk. When interest rates rise, the value of the debt securities in the Fund’s portfolio generally declines. Debt securities with longer maturities are more sensitive to interest rate risk than shorter term debt securities. Credit risk is the risk that the issuer of a debt security may not be able to pay principal and interest payments on time.
  High Yield Securities Risk.    High yield securities may have fewer protective provisions and are generally riskier and less liquid than higher rated securities. Issuers of these securities may have difficulty making principal and interest payments when due in the event of a downturn in the economy or unanticipated corporate developments.
  Convertible Securities Risk.    Convertible securities provide higher yields than the underlying common stock, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock.
  Short Sale Risk.    If the price of a security sold “short” by the Fund increases between the date of the short sale and the date on which the Fund replaces the borrowed security, the Fund will incur a loss.
  Derivatives Risk.    Derivatives may be riskier than other types of investments because they may respond more to changes in economic conditions than other investments.
  Portfolio Turnover Risk.    High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions, or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Such sales may also result in adverse tax consequences to the Fund’s shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund is not guaranteed; you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gabelli.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	COMSTOCK CAPITAL VALUE FUND (Total Returns for Class A Shares for the Years Ended December 31)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the above chart. If sales loads were reflected, the Fund’s returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Sales loads are not reflected in the above chart. If sales loads were reflected, the Fund’s returns would be less than those shown.

During the years shown in the bar chart, the highest return for Class A Shares for a quarter was 32.13% (quarter ended December 31, 2008) and the lowest return for a quarter was (16.63)% (quarter ended June 30, 2003).

		Year to date total return for the six months ended June 30, 2013, was (10.95)%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012, with maximum sales charge, if applicable)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A Shares. After-tax returns for other classes will vary due to the differences in expenses.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” and “Return After Taxes on Distributions” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”). After-tax returns are shown only for Class A Shares. After-tax returns for other classes will vary due to the differences in expenses.
COMSTOCK CAPITAL VALUE FUND, Class A, C and R Shares | COMSTOCK CAPITAL VALUE FUND | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend Expense on Securities Sold Short	rr_Component1OtherExpensesOverAssets	1.04%
All Additional Other Expenses	rr_Component2OtherExpensesOverAssets	0.58%
Other Expenses	rr_OtherExpensesOverAssets	1.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.87%
1 Year	rr_ExpenseExampleYear01	848
3 Years	rr_ExpenseExampleYear03	1,413
5 Years	rr_ExpenseExampleYear05	2,001
10 Years	rr_ExpenseExampleYear10	3,586
1 Year	rr_ExpenseExampleNoRedemptionYear01	848
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,413
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,001
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,586
2003	rr_AnnualReturn2003	(30.43%)
2004	rr_AnnualReturn2004	(13.46%)
2005	rr_AnnualReturn2005	(11.00%)
2006	rr_AnnualReturn2006	(7.90%)
2007	rr_AnnualReturn2007	0.94%
2008	rr_AnnualReturn2008	54.25%
2009	rr_AnnualReturn2009	(31.12%)
2010	rr_AnnualReturn2010	(20.61%)
2011	rr_AnnualReturn2011	(3.31%)
2012	rr_AnnualReturn2012	(21.71%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(10.95%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2003
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.63%)
Past One Year	rr_AverageAnnualReturnYear01	(26.22%)
Past Five Years	rr_AverageAnnualReturnYear05	(9.66%)
Past Ten Years	rr_AverageAnnualReturnYear10	(11.35%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 10, 1985
COMSTOCK CAPITAL VALUE FUND, Class A, C and R Shares | COMSTOCK CAPITAL VALUE FUND | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Dividend Expense on Securities Sold Short	rr_Component1OtherExpensesOverAssets	1.04%
All Additional Other Expenses	rr_Component2OtherExpensesOverAssets	0.58%
Other Expenses	rr_OtherExpensesOverAssets	1.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.62%
1 Year	rr_ExpenseExampleYear01	464
3 Years	rr_ExpenseExampleYear03	1,109
5 Years	rr_ExpenseExampleYear05	1,873
10 Years	rr_ExpenseExampleYear10	3,880
1 Year	rr_ExpenseExampleNoRedemptionYear01	364
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,109
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,873
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,880
Past One Year	rr_AverageAnnualReturnYear01	(22.97%)
Past Five Years	rr_AverageAnnualReturnYear05	(9.26%)
Past Ten Years	rr_AverageAnnualReturnYear10	(11.49%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 22, 1995
COMSTOCK CAPITAL VALUE FUND, Class A, C and R Shares | COMSTOCK CAPITAL VALUE FUND | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend Expense on Securities Sold Short	rr_Component1OtherExpensesOverAssets	1.04%
All Additional Other Expenses	rr_Component2OtherExpensesOverAssets	0.58%
Other Expenses	rr_OtherExpensesOverAssets	1.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.62%
1 Year	rr_ExpenseExampleYear01	265
3 Years	rr_ExpenseExampleYear03	814
5 Years	rr_ExpenseExampleYear05	1,390
10 Years	rr_ExpenseExampleYear10	2,954
1 Year	rr_ExpenseExampleNoRedemptionYear01	265
3 Years	rr_ExpenseExampleNoRedemptionYear03	814
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,390
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,954
Past One Year	rr_AverageAnnualReturnYear01	(21.59%)
Past Five Years	rr_AverageAnnualReturnYear05	(8.42%)
Past Ten Years	rr_AverageAnnualReturnYear10	(10.62%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 22, 1995
COMSTOCK CAPITAL VALUE FUND, Class A, C and R Shares | COMSTOCK CAPITAL VALUE FUND | Return After Taxes on Distributions | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	(26.22%)
Past Five Years	rr_AverageAnnualReturnYear05	(9.66%)
Past Ten Years	rr_AverageAnnualReturnYear10	(11.62%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 10, 1985
COMSTOCK CAPITAL VALUE FUND, Class A, C and R Shares | COMSTOCK CAPITAL VALUE FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	(17.12%)
Past Five Years	rr_AverageAnnualReturnYear05	(7.93%)
Past Ten Years	rr_AverageAnnualReturnYear10	(8.73%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 10, 1985
COMSTOCK CAPITAL VALUE FUND, Class A, C and R Shares | COMSTOCK CAPITAL VALUE FUND | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	16.00%
Past Five Years	rr_AverageAnnualReturnYear05	1.66%
Past Ten Years	rr_AverageAnnualReturnYear10	7.10%

COMSTOCK CAPITAL VALUE FUND, Class AAA Shares | COMSTOCK CAPITAL VALUE FUND
SUMMARY OF THE FUND
Investment Objective
The Fund seeks to maximize total return, consisting of capital appreciation and current income.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	COMSTOCK CAPITAL VALUE FUND, Class AAA Shares COMSTOCK CAPITAL VALUE FUND Class AAA Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	COMSTOCK CAPITAL VALUE FUND, Class AAA Shares COMSTOCK CAPITAL VALUE FUND Class AAA Shares
Management Fees	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%
Other Expenses	1.62%
Dividend Expenses on Securities Sold Short	1.04%
All Additional Other Expenses	0.58%
Total Annual Fund Operating Expenses	2.87%

Expense Example
This example is intended to help you compare the cost of investing in Class AAA Shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
COMSTOCK CAPITAL VALUE FUND, Class AAA Shares COMSTOCK CAPITAL VALUE FUND Class AAA Shares	290	889	1,513	3,195

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 246% of the average value of its portfolio.
Principal Investment Strategies
The Fund follows a value oriented strategy and seeks to achieve its investment objective by investing in equity and debt securities, money market instruments, and derivatives. The Fund may invest in, and may shift frequently among, a wide range of asset classes and market sectors. Thus, during the course of a business cycle, for example, the Fund may invest solely in equity securities, debt securities, or money market instruments, or in a combination of these classes of investments. As a result, Gabelli Funds, LLC, (the “Adviser”) has considerable flexibility in selecting the types of investments and market sectors for investment of the Fund’s assets and is not required to maintain any minimum portion of the Fund’s assets in any particular asset class. The Fund may use either long or short positions in pursuit of its objective. The Fund’s investment performance will depend in large part on the asset allocation selected by the portfolio managers. For each asset class, the Adviser uses a valuation approach to investing by examining the overall economic picture, the characteristics of individual securities and historical market information and technical analysis to determine securities which it believes are overvalued or undervalued.

As of the date of this prospectus, the portfolio managers view the U.S. equity markets as overvalued by most traditional measures and have positioned the Fund to seek profits from a major U.S. equity market decline through a variety of investment practices, including puts and short sales, together with its investments in short-term fixed income securities. As presently positioned, in the event that U.S. equity markets do not experience a significant decline, the Fund can be expected to underperform other funds that are not similarly positioned for a bear market. The Fund is, however, flexibly managed and the Adviser may, without prior notice to shareholders, change the Fund’s asset positioning quickly and decisively.

The equity securities in which the Fund invests include common and preferred stock (including convertible preferred stock), warrants, and depository receipts. There is no restriction on the market capitalization of the Fund’s equity securities. The debt securities in which the Fund may invest include: U.S. corporate debt, U.S. government and agency debt, and foreign sovereign and other debt securities (including debt securities from emerging market issuers). The Fund may invest up to 65% of its assets in equity and debt securities of foreign issuers, including those in emerging markets. The Fund may also invest in debt securities convertible into shares of common stock. The Fund’s debt securities may have fixed, floating, or variable rates of interest.

The Fund may invest without limit in high yield debt securities (commonly referred to as “junk bonds”), but currently intends to limit such investments to 35% of its assets. High yield debt securities are those rated “Ba” or lower by Moody’s Investors Service, Inc. (“Moody’s”), or “BB” or lower by Standard & Poor’s Rating Services, a division of McGraw Hill Companies (“S&P”). There is no restriction on the maturity of the Fund’s portfolio or on any individual debt security in the Fund’s portfolio. The Adviser may adjust the average maturity according to actual or anticipated changes in the market.

The Fund may invest in high quality domestic and foreign money market instruments, and may enter into repurchase agreements. In addition, when the Adviser determines that a temporary defensive position is advisable or to meet anticipated redemption requests, the Fund may invest without limit in short-term debt obligations, such as commercial paper, bank obligations, and U.S. Treasury bills.

The Fund may make short sales, which are transactions in which the Fund sells a security it does not own, with the expectation that the security’s value will decline. To complete a short sale, the Fund must borrow the security to make delivery, and then replace the security by purchasing it. The total market value of all of the Fund’s short sales may not exceed 50% of the value of the Fund’s net assets. In addition, the Fund’s short sales of the securities of any single issuer listed on a national securities exchange may not exceed 5% of the value of the Fund’s net assets, and the Fund may not sell short more than 5% of the outstanding securities of a single class of securities of an issuer. The Fund may enter into short sales of securities the Fund owns, but such sales cannot exceed 15% of the value of the Fund’s net assets. The Fund’s compliance with these limitations is calculated at the time a transaction is effected.

The Fund intends to invest in derivatives, which are financial instruments whose value is based on another security, an index of securities or market changes, or exchange rate movements. The Fund may use derivatives to hedge various market risks. Derivative strategies the Fund may use include writing covered call or put options or purchasing put and call options on securities, foreign currencies, or stock indices. The Fund may also purchase or sell stock index futures contracts or interest rate futures contracts and may enter into interest rate or forward currency transactions. In addition, the Fund may purchase futures and options on futures and may purchase options on securities or securities indices for speculative purposes in order to increase the Fund’s income or gain. The Fund may enter into futures contracts and options on futures for speculative purposes if, immediately thereafter, the sum of the amount of its initial margin on futures contracts and premiums on options on futures would not exceed 5% of the liquidation value of the Fund’s portfolio, provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating this 5% limitation. In addition to the preceding limitation, the value of all uncovered put and call options held by the Fund cannot exceed 10% of the Fund’s net assets. The Fund may not write covered call and put option contracts in excess of 20% of its net assets. The Fund’s compliance with these limitations is only calculated at the time any new position is added, with the result that the limitations may be exceeded if derivative positions held by the Fund appreciate.

You may want to invest in the Fund if:
  you are pursuing a long term investment goal
  you are seeking current income and appreciation of capital you are seeking to preserve assets in “down” markets
  you are seeking a fund with a flexible investment strategy that can invest in either equity or debt securities as part of your overall investment strategy you are able to tolerate the risks associated with significant investments in foreign securities, high-yield bonds, derivatives, and convertible securities

Principal Risks
An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. When you sell Fund shares, they may be worth more or less than what you paid for them.

Investing in the Fund involves the following risks:
  Equity Risk.    Equity risk is the risk that the prices of the securities held by the Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer companies’ particular circumstances.
  Management Risk.    If the portfolio managers are incorrect in their assessment of the growth prospects of the securities the Fund holds, then the value of the Fund’s shares may decline.
  Foreign Securities Risk.    A fund that invests outside the United States carries additional risks that include:
  Currency Risk.    Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.
  Information Risk.    Key information about an issuer, security, or market may be inaccurate or unavailable.
  Political Risk.    Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry.
  Access Risk.    The risk that some countries may restrict the Fund’s access to investments or offer terms that are less advantageous than those for local investors.
  Liquidity Risk.    Foreign securities are sometimes less liquid than securities of comparably sized U.S. issuers.
  Emerging Markets.    The above listed foreign securities risks are more pronounced in the securities of companies located in emerging markets.
  Debt Securities Risk.    To the extent the Fund’s assets are invested in debt securities, the Fund is subject to credit risk and interest rate risk. When interest rates rise, the value of the debt securities in the Fund’s portfolio generally declines. Debt securities with longer maturities are more sensitive to interest rate risk than shorter term debt securities. Credit risk is the risk that the issuer of a debt security may not be able to pay principal and interest payments on time.
  High Yield Securities Risk.    High yield securities may have fewer protective provisions and are generally riskier and less liquid than higher rated securities. Issuers of these securities may have difficulty making principal and interest payments when due in the event of a downturn in the economy or unanticipated corporate developments.
  Convertible Securities Risk.    Convertible securities provide higher yields than the underlying common stock, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock.
  Short Sale Risk.    If the price of a security sold “short” by the Fund increases between the date of the short sale and the date on which the Fund replaces the borrowed security, the Fund will incur a loss.
  Derivatives Risk.    Derivatives may be riskier than other types of investments because they may respond more to changes in economic conditions than other investments.
  Portfolio Turnover Risk.    High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions, or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Such sales may also result in adverse tax consequences to the Fund’s shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Performance
The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.
COMSTOCK CAPITAL VALUE FUND (Total returns for the Years Ended December 31)

The bar chart above shows the total returns for Class A Shares of the Fund, (which are not offered by this Prospectus) for the periods ended December 31, 2003, through December 7, 2008, and total returns for Class AAA Shares for the period from December 8, 2008 through December 31, 2012. Sales loads on Class A Shares are not reflected in the above chart. If sales loads were reflected, the Fund’s returns would be less than those shown.
During the years shown in the bar chart, the highest return for a quarter was 32.13% (quarter ended December 31, 2008) and the lowest return for a quarter was (16.63)% (quarter ended June 30, 2003).

Year to date total return for Class AAA Shares for the six months ended June 30, 2013, was (10.95)%.
Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns COMSTOCK CAPITAL VALUE FUND, Class AAA Shares COMSTOCK CAPITAL VALUE FUND	Past One Year	Past Five Years	Past Ten Years	Inception Date
Class AAA Shares	(21.26%)	(8.58%)	(10.82%)	Dec 8, 2008
Class AAA Shares Return After Taxes on Distributions	(21.26%)	(8.58%)	(11.08%)	Dec 8, 2008
Class AAA Shares Return After Taxes on Distributions and Sale of Fund Shares	(13.82%)	(7.06%)	(8.38%)	Dec 8, 2008
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%

The historical performance of Class A Shares of the Fund (which are not offered by this Prospectus), is used to calculate the performance for Class AAA Shares prior to their issuance. The Class AAA Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities; however, annual returns of the Class AAA Shares would be higher than returns for Class A Shares because of their lower fees and expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” and “Return After Taxes on Distributions” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COMSTOCK FUNDS INC
Prospectus Date	rr_ProspectusDate	Aug 28, 2013
COMSTOCK CAPITAL VALUE FUND, Class AAA Shares | COMSTOCK CAPITAL VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY OF THE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize total return, consisting of capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 246% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	246.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in Class AAA Shares of the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund follows a value oriented strategy and seeks to achieve its investment objective by investing in equity and debt securities, money market instruments, and derivatives. The Fund may invest in, and may shift frequently among, a wide range of asset classes and market sectors. Thus, during the course of a business cycle, for example, the Fund may invest solely in equity securities, debt securities, or money market instruments, or in a combination of these classes of investments. As a result, Gabelli Funds, LLC, (the “Adviser”) has considerable flexibility in selecting the types of investments and market sectors for investment of the Fund’s assets and is not required to maintain any minimum portion of the Fund’s assets in any particular asset class. The Fund may use either long or short positions in pursuit of its objective. The Fund’s investment performance will depend in large part on the asset allocation selected by the portfolio managers. For each asset class, the Adviser uses a valuation approach to investing by examining the overall economic picture, the characteristics of individual securities and historical market information and technical analysis to determine securities which it believes are overvalued or undervalued.

As of the date of this prospectus, the portfolio managers view the U.S. equity markets as overvalued by most traditional measures and have positioned the Fund to seek profits from a major U.S. equity market decline through a variety of investment practices, including puts and short sales, together with its investments in short-term fixed income securities. As presently positioned, in the event that U.S. equity markets do not experience a significant decline, the Fund can be expected to underperform other funds that are not similarly positioned for a bear market. The Fund is, however, flexibly managed and the Adviser may, without prior notice to shareholders, change the Fund’s asset positioning quickly and decisively.

The equity securities in which the Fund invests include common and preferred stock (including convertible preferred stock), warrants, and depository receipts. There is no restriction on the market capitalization of the Fund’s equity securities. The debt securities in which the Fund may invest include: U.S. corporate debt, U.S. government and agency debt, and foreign sovereign and other debt securities (including debt securities from emerging market issuers). The Fund may invest up to 65% of its assets in equity and debt securities of foreign issuers, including those in emerging markets. The Fund may also invest in debt securities convertible into shares of common stock. The Fund’s debt securities may have fixed, floating, or variable rates of interest.

The Fund may invest without limit in high yield debt securities (commonly referred to as “junk bonds”), but currently intends to limit such investments to 35% of its assets. High yield debt securities are those rated “Ba” or lower by Moody’s Investors Service, Inc. (“Moody’s”), or “BB” or lower by Standard & Poor’s Rating Services, a division of McGraw Hill Companies (“S&P”). There is no restriction on the maturity of the Fund’s portfolio or on any individual debt security in the Fund’s portfolio. The Adviser may adjust the average maturity according to actual or anticipated changes in the market.

The Fund may invest in high quality domestic and foreign money market instruments, and may enter into repurchase agreements. In addition, when the Adviser determines that a temporary defensive position is advisable or to meet anticipated redemption requests, the Fund may invest without limit in short-term debt obligations, such as commercial paper, bank obligations, and U.S. Treasury bills.

The Fund may make short sales, which are transactions in which the Fund sells a security it does not own, with the expectation that the security’s value will decline. To complete a short sale, the Fund must borrow the security to make delivery, and then replace the security by purchasing it. The total market value of all of the Fund’s short sales may not exceed 50% of the value of the Fund’s net assets. In addition, the Fund’s short sales of the securities of any single issuer listed on a national securities exchange may not exceed 5% of the value of the Fund’s net assets, and the Fund may not sell short more than 5% of the outstanding securities of a single class of securities of an issuer. The Fund may enter into short sales of securities the Fund owns, but such sales cannot exceed 15% of the value of the Fund’s net assets. The Fund’s compliance with these limitations is calculated at the time a transaction is effected.

The Fund intends to invest in derivatives, which are financial instruments whose value is based on another security, an index of securities or market changes, or exchange rate movements. The Fund may use derivatives to hedge various market risks. Derivative strategies the Fund may use include writing covered call or put options or purchasing put and call options on securities, foreign currencies, or stock indices. The Fund may also purchase or sell stock index futures contracts or interest rate futures contracts and may enter into interest rate or forward currency transactions. In addition, the Fund may purchase futures and options on futures and may purchase options on securities or securities indices for speculative purposes in order to increase the Fund’s income or gain. The Fund may enter into futures contracts and options on futures for speculative purposes if, immediately thereafter, the sum of the amount of its initial margin on futures contracts and premiums on options on futures would not exceed 5% of the liquidation value of the Fund’s portfolio, provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating this 5% limitation. In addition to the preceding limitation, the value of all uncovered put and call options held by the Fund cannot exceed 10% of the Fund’s net assets. The Fund may not write covered call and put option contracts in excess of 20% of its net assets. The Fund’s compliance with these limitations is only calculated at the time any new position is added, with the result that the limitations may be exceeded if derivative positions held by the Fund appreciate.

You may want to invest in the Fund if:
  you are pursuing a long term investment goal
  you are seeking current income and appreciation of capital you are seeking to preserve assets in “down” markets
  you are seeking a fund with a flexible investment strategy that can invest in either equity or debt securities as part of your overall investment strategy you are able to tolerate the risks associated with significant investments in foreign securities, high-yield bonds, derivatives, and convertible securities

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. When you sell Fund shares, they may be worth more or less than what you paid for them.

Investing in the Fund involves the following risks:
  Equity Risk.    Equity risk is the risk that the prices of the securities held by the Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer companies’ particular circumstances.
  Management Risk.    If the portfolio managers are incorrect in their assessment of the growth prospects of the securities the Fund holds, then the value of the Fund’s shares may decline.
  Foreign Securities Risk.    A fund that invests outside the United States carries additional risks that include:
  Currency Risk.    Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.
  Information Risk.    Key information about an issuer, security, or market may be inaccurate or unavailable.
  Political Risk.    Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry.
  Access Risk.    The risk that some countries may restrict the Fund’s access to investments or offer terms that are less advantageous than those for local investors.
  Liquidity Risk.    Foreign securities are sometimes less liquid than securities of comparably sized U.S. issuers.
  Emerging Markets.    The above listed foreign securities risks are more pronounced in the securities of companies located in emerging markets.
  Debt Securities Risk.    To the extent the Fund’s assets are invested in debt securities, the Fund is subject to credit risk and interest rate risk. When interest rates rise, the value of the debt securities in the Fund’s portfolio generally declines. Debt securities with longer maturities are more sensitive to interest rate risk than shorter term debt securities. Credit risk is the risk that the issuer of a debt security may not be able to pay principal and interest payments on time.
  High Yield Securities Risk.    High yield securities may have fewer protective provisions and are generally riskier and less liquid than higher rated securities. Issuers of these securities may have difficulty making principal and interest payments when due in the event of a downturn in the economy or unanticipated corporate developments.
  Convertible Securities Risk.    Convertible securities provide higher yields than the underlying common stock, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock.
  Short Sale Risk.    If the price of a security sold “short” by the Fund increases between the date of the short sale and the date on which the Fund replaces the borrowed security, the Fund will incur a loss.
  Derivatives Risk.    Derivatives may be riskier than other types of investments because they may respond more to changes in economic conditions than other investments.
  Portfolio Turnover Risk.    High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions, or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Such sales may also result in adverse tax consequences to the Fund’s shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund is not guaranteed; you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gabelli.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	COMSTOCK CAPITAL VALUE FUND (Total returns for the Years Ended December 31)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart above shows the total returns for Class A Shares of the Fund, (which are not offered by this Prospectus) for the periods ended December 31, 2003, through December 7, 2008, and total returns for Class AAA Shares for the period from December 8, 2008 through December 31, 2012. Sales loads on Class A Shares are not reflected in the above chart. If sales loads were reflected, the Fund’s returns would be less than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads on Class A Shares are not reflected in the above chart. If sales loads were reflected, the Fund’s returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the years shown in the bar chart, the highest return for a quarter was 32.13% (quarter ended December 31, 2008) and the lowest return for a quarter was (16.63)% (quarter ended June 30, 2003).

		Year to date total return for Class AAA Shares for the six months ended June 30, 2013, was (10.95)%.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The bar chart above shows the total returns for Class A Shares of the Fund, (which are not offered by this Prospectus) for the periods ended December 31, 2003, through December 7, 2008, and total returns for Class AAA Shares for the period from December 8, 2008 through December 31, 2012.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The historical performance of Class A Shares of the Fund (which are not offered by this Prospectus), is used to calculate the performance for Class AAA Shares prior to their issuance. The Class AAA Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities; however, annual returns of the Class AAA Shares would be higher than returns for Class A Shares because of their lower fees and expenses.

		After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” and “Return After Taxes on Distributions” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).
COMSTOCK CAPITAL VALUE FUND, Class AAA Shares | COMSTOCK CAPITAL VALUE FUND | Class AAA Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend Expenses on Securities Sold Short	rr_Component1OtherExpensesOverAssets	1.04%
All Additional Other Expenses	rr_Component2OtherExpensesOverAssets	0.58%
Other Expenses	rr_OtherExpensesOverAssets	1.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.87%
1 Year	rr_ExpenseExampleYear01	290
3 Years	rr_ExpenseExampleYear03	889
5 Years	rr_ExpenseExampleYear05	1,513
10 Years	rr_ExpenseExampleYear10	3,195
2003	rr_AnnualReturn2003	(30.43%)
2004	rr_AnnualReturn2004	(13.46%)
2005	rr_AnnualReturn2005	(11.00%)
2006	rr_AnnualReturn2006	(7.90%)
2007	rr_AnnualReturn2007	0.94%
2008	rr_AnnualReturn2008	54.03%
2009	rr_AnnualReturn2009	(31.21%)
2010	rr_AnnualReturn2010	(20.26%)
2011	rr_AnnualReturn2011	(3.87%)
2012	rr_AnnualReturn2012	(21.26%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(10.95%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2003
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.63%)
Past One Year	rr_AverageAnnualReturnYear01	(21.26%)
Past Five Years	rr_AverageAnnualReturnYear05	(8.58%)
Past Ten Years	rr_AverageAnnualReturnYear10	(10.82%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 8, 2008
COMSTOCK CAPITAL VALUE FUND, Class AAA Shares | COMSTOCK CAPITAL VALUE FUND | Return After Taxes on Distributions | Class AAA Shares
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	(21.26%)
Past Five Years	rr_AverageAnnualReturnYear05	(8.58%)
Past Ten Years	rr_AverageAnnualReturnYear10	(11.08%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 8, 2008
COMSTOCK CAPITAL VALUE FUND, Class AAA Shares | COMSTOCK CAPITAL VALUE FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class AAA Shares
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	(13.82%)
Past Five Years	rr_AverageAnnualReturnYear05	(7.06%)
Past Ten Years	rr_AverageAnnualReturnYear10	(8.38%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 8, 2008
COMSTOCK CAPITAL VALUE FUND, Class AAA Shares | COMSTOCK CAPITAL VALUE FUND | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	16.00%
Past Five Years	rr_AverageAnnualReturnYear05	1.66%
Past Ten Years	rr_AverageAnnualReturnYear10	7.10%

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COMSTOCK FUNDS INC
Prospectus Date	rr_ProspectusDate	Aug 28, 2013
Document Creation Date	dei_DocumentCreationDate	Aug 28, 2013